AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.2%
Common Stocks — 96.7%
Aerospace & Defense — 3.0%
Aerojet Rocketdyne Holdings, Inc.*(a)	60,131	$ 3,037,217
Kratos Defense & Security Solutions, Inc.*(a)	363,213	6,753,946
Mercury Systems, Inc.*	169,861	13,787,617
		23,578,780
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	171,340	3,601,567
Airlines — 0.8%
SkyWest, Inc.	87,925	5,046,895
Spirit Airlines, Inc.*	31,170	1,131,471
		6,178,366
Banks — 3.7%
Atlantic Union Bankshares Corp.	56,490	2,103,970
Cadence BanCorp	306,955	5,383,991
CenterState Bank Corp.	8,324	199,651
Columbia Banking System, Inc.(a)	103,120	3,805,128
FB Financial Corp.	35,248	1,323,562
National Bank Holdings Corp. (Class A Stock)(a)	131,169	4,484,668
Pacific Premier Bancorp, Inc.	141,489	4,413,042
Pinnacle Financial Partners, Inc.(a)	51,560	2,926,030
Webster Financial Corp.	92,753	4,347,333
		28,987,375
Beverages — 0.1%
Boston Beer Co., Inc. (The) (Class A Stock)*	2,226	810,442
Biotechnology — 10.7%
Adamas Pharmaceuticals, Inc.*(a)	118,263	604,915
Aimmune Therapeutics, Inc.*(a)	110,200	2,307,588
Allogene Therapeutics, Inc.*(a)	82,171	2,239,571
AnaptysBio, Inc.*(a)	36,212	1,267,058
Arena Pharmaceuticals, Inc.*	52,656	2,410,065
Argenx SE (Netherlands), ADR*(a)	20,551	2,341,992
ArQule, Inc.*	256,239	1,837,234
Assembly Biosciences, Inc.*	78,570	772,343
Avrobio, Inc.*	187,369	2,645,650
Biohaven Pharmaceutical Holding Co. Ltd.*	120,796	5,039,609
Blueprint Medicines Corp.*	42,493	3,121,961
Bridgebio Pharma, Inc.*(a)	33,668	722,852
Catalyst Pharmaceuticals, Inc.*(a)	199,380	1,058,708
Dicerna Pharmaceuticals, Inc.*	154,902	2,224,393
Exact Sciences Corp.*(a)	72,802	6,579,117
G1 Therapeutics, Inc.*(a)	103,994	2,368,983
Gritstone Oncology, Inc.*(a)	171,143	1,477,820
Immunomedics, Inc.*(a)	206,176	2,733,894
Insmed, Inc.*(a)	164,893	2,908,712
Intercept Pharmaceuticals, Inc.*(a)	19,140	1,270,130
Karyopharm Therapeutics, Inc.*(a)	267,472	2,573,081
Ligand Pharmaceuticals, Inc.*(a)	22,675	2,257,069
MeiraGTx Holdings PLC*	128,286	2,046,162
Mirati Therapeutics, Inc.*(a)	23,900	1,862,049
Moderna, Inc.*(a)	201,656	3,210,363
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
NuCana PLC (United Kingdom), ADR*(a)	82,700	$ 598,748
Portola Pharmaceuticals, Inc.*(a)	91,820	2,462,612
PTC Therapeutics, Inc.*	68,040	2,301,113
Ra Pharmaceuticals, Inc.*	135,367	3,201,430
Radius Health, Inc.*(a)	160,072	4,121,854
REGENXBIO, Inc.*	41,952	1,493,491
Replimune Group, Inc.*(a)	131,270	1,824,653
Twist Bioscience Corp.*(a)	101,219	2,417,110
Vericel Corp.*	137,530	2,082,204
Voyager Therapeutics, Inc.*	127,467	2,193,707
Xencor, Inc.*(a)	85,936	2,898,621
		83,476,862
Building Products — 1.5%
Trex Co., Inc.*(a)	125,220	11,386,255
Capital Markets — 0.4%
Moelis & Co. (Class A Stock)	85,870	2,820,829
Chemicals — 0.9%
Ingevity Corp.*	61,215	5,193,481
PQ Group Holdings, Inc.*	133,550	2,128,787
		7,322,268
Commercial Services & Supplies — 0.9%
Tetra Tech, Inc.	83,271	7,224,592
Communications Equipment — 1.4%
Ciena Corp.*(a)	185,362	7,271,751
Lumentum Holdings, Inc.*(a)	37,689	2,018,623
Viavi Solutions, Inc.*	144,230	2,019,941
		11,310,315
Construction & Engineering — 2.3%
EMCOR Group, Inc.	69,765	6,008,162
MasTec, Inc.*	106,182	6,894,397
NV5 Global, Inc.*(a)	46,458	3,171,687
Tutor Perini Corp.*(a)	128,793	1,845,604
		17,919,850
Consumer Finance — 0.1%
Green Dot Corp. (Class A Stock)*	39,359	993,815
Diversified Consumer Services — 2.7%
Adtalem Global Education, Inc.*	106,070	4,040,206
Chegg, Inc.*(a)	573,670	17,181,416
		21,221,622
Diversified Telecommunication Services — 1.7%
Cogent Communications Holdings, Inc.	41,340	2,277,834
Vonage Holdings Corp.*	1,000,207	11,302,339
		13,580,173
Electrical Equipment — 1.6%
Generac Holdings, Inc.*	101,139	7,923,229
Regal Beloit Corp.	63,593	4,632,750
		12,555,979
A1

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment — 0.6%
Glu Mobile, Inc.*(a)	981,979	$ 4,900,075
Equity Real Estate Investment Trusts (REITs) — 1.9%
Industrial Logistics Properties Trust	17,680	375,700
Monmouth Real Estate Investment Corp.	172,810	2,490,192
QTS Realty Trust, Inc. (Class A Stock)	125,401	6,446,866
Ryman Hospitality Properties, Inc.	63,305	5,178,982
		14,491,740
Food & Staples Retailing — 1.6%
Grocery Outlet Holding Corp.*(a)	140,629	4,877,014
Performance Food Group Co.*	166,523	7,661,723
		12,538,737
Food Products — 1.9%
Freshpet, Inc.*	146,320	7,282,347
Simply Good Foods Co. (The)*	248,883	7,215,118
		14,497,465
Health Care Equipment & Supplies — 6.3%
AtriCure, Inc.*	70,428	1,756,474
Haemonetics Corp.*	60,298	7,605,990
Inogen, Inc.*	32,178	1,541,648
Integer Holdings Corp.*	67,190	5,076,876
LivaNova PLC*	28,150	2,077,189
Merit Medical Systems, Inc.*	168,739	5,139,790
Novocure Ltd.*	121,386	9,077,245
Sientra, Inc.*(a)	470,295	3,047,512
Tactile Systems Technology, Inc.*(a)	88,669	3,752,472
Tandem Diabetes Care, Inc.*	108,353	6,390,660
TransMedics Group, Inc.*(a)	37,912	900,410
Varex Imaging Corp.*	58,710	1,675,583
ViewRay, Inc.*(a)	315,868	916,017
		48,957,866
Health Care Providers & Services — 1.1%
Addus HomeCare Corp.*	38,495	3,051,883
LHC Group, Inc.*	45,953	5,218,423
		8,270,306
Health Care Technology — 3.2%
Livongo Health, Inc.*(a)	58,378	1,018,112
Tabula Rasa HealthCare, Inc.*(a)	165,494	9,092,241
Teladoc Health, Inc.*(a)	166,382	11,267,389
Vocera Communications, Inc.*(a)	135,229	3,333,395
		24,711,137
Hotels, Restaurants & Leisure — 7.3%
Churchill Downs, Inc.	58,412	7,211,253
Chuy’s Holdings, Inc.*(a)	79,867	1,977,507
Dave & Buster’s Entertainment, Inc.(a)	45,656	1,778,301
Del Taco Restaurants, Inc.*(a)	398,776	4,077,485
Everi Holdings, Inc.*	220,130	1,862,300
Jack in the Box, Inc.	59,229	5,396,946
Noodles & Co.*(a)	182,850	1,034,931
Planet Fitness, Inc. (Class A Stock)*	225,434	13,045,866
PlayAGS, Inc.*	135,193	1,389,784
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
SeaWorld Entertainment, Inc.*(a)	207,530	$ 5,462,190
Shake Shack, Inc. (Class A Stock)*	82,832	8,120,849
Wendy’s Co. (The)(a)	276,096	5,516,398
		56,873,810
Household Durables — 2.1%
Meritage Homes Corp.*	80,221	5,643,547
Roku, Inc.*(a)	59,451	6,049,734
Sonos, Inc.*(a)	250,428	3,358,240
Taylor Morrison Home Corp.*	38,810	1,006,731
		16,058,252
Insurance — 0.3%
eHealth, Inc.*	36,519	2,439,104
Palomar Holdings, Inc.*	3,980	156,892
		2,595,996
Interactive Media & Services — 0.0%
EverQuote, Inc. (Class A Stock)*	20,300	433,202
IT Services — 1.6%
Evo Payments, Inc. (Class A Stock)*(a)	63,500	1,785,620
Perficient, Inc.*	24,885	960,063
USA Technologies, Inc.*(a)	221,062	1,620,385
Wix.com Ltd. (Israel)*(a)	68,400	7,985,016
		12,351,084
Leisure Products — 0.4%
YETI Holdings, Inc.*(a)	106,620	2,985,360
Life Sciences Tools & Services — 1.7%
10X Genomics, Inc. (Class A Stock)*(a)	26,794	1,350,418
Adaptive Biotechnologies Corp.*(a)	22,476	694,508
Charles River Laboratories International, Inc.*	17,710	2,344,273
NeoGenomics, Inc.*(a)	370,965	7,092,851
Personalis, Inc.*(a)	100,836	1,479,768
		12,961,818
Machinery — 3.7%
Altra Industrial Motion Corp.	169,340	4,689,871
Chart Industries, Inc.*	142,687	8,897,962
Harsco Corp.*	85,352	1,618,274
Kadant, Inc.(a)	49,686	4,361,934
Kennametal, Inc.	104,199	3,203,077
Woodward, Inc.	54,847	5,914,152
		28,685,270
Metals & Mining — 0.3%
Carpenter Technology Corp.	39,824	2,057,308
Multiline Retail — 1.0%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	137,639	8,071,151
Oil, Gas & Consumable Fuels — 1.1%
Delek US Holdings, Inc.	33,673	1,222,330
Matador Resources Co.*	143,220	2,367,427
New Fortress Energy LLC*(a)	148,735	2,681,692

A2

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Viper Energy Partners LP, MLP	93,950	$ 2,599,596
		8,871,045
Paper & Forest Products — 0.6%
Boise Cascade Co.	146,872	4,786,558
Pharmaceuticals — 2.3%
Amphastar Pharmaceuticals, Inc.*	116,611	2,312,396
BioDelivery Sciences International, Inc.*	368,172	1,550,004
Collegium Pharmaceutical, Inc.*(a)	123,947	1,422,911
Horizon Therapeutics PLC*	228,508	6,222,273
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	49,676	3,988,486
Zogenix, Inc.*(a)	66,567	2,665,343
		18,161,413
Professional Services — 2.0%
ASGN, Inc.*	82,806	5,205,185
Insperity, Inc.	40,843	4,027,937
TriNet Group, Inc.*	98,180	6,105,814
		15,338,936
Road & Rail — 0.6%
Werner Enterprises, Inc.(a)	125,314	4,423,584
Semiconductors & Semiconductor Equipment — 2.3%
MaxLinear, Inc.*	175,562	3,929,077
Monolithic Power Systems, Inc.	32,409	5,043,813
Universal Display Corp.	54,289	9,115,123
		18,088,013
Software — 12.8%
8x8, Inc.*(a)	277,649	5,752,887
Alarm.com Holdings, Inc.*(a)	42,059	1,961,632
Alteryx, Inc. (Class A Stock)*(a)	88,722	9,531,404
Cloudflare, Inc. (Class A Stock)*(a)	41,309	767,108
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	81,480	4,751,099
Datadog, Inc. (Class A Stock)*	15,061	510,719
ForeScout Technologies, Inc.*	333,797	12,657,582
LivePerson, Inc.*(a)	208,588	7,446,592
Mimecast Ltd.*	111,400	3,973,638
Model N, Inc.*	152,869	4,243,643
New Relic, Inc.*	12,130	745,388
Pluralsight, Inc. (Class A Stock)*(a)	232,790	3,909,708
Proofpoint, Inc.*	67,324	8,688,162
Q2 Holdings, Inc.*(a)	33,634	2,652,714
Rapid7, Inc.*	129,092	5,859,486
SailPoint Technologies Holding, Inc.*(a)	102,110	1,908,436
SVMK, Inc.*	184,549	3,155,788
Tenable Holdings, Inc.*	248,749	5,567,003
Upland Software, Inc.*(a)	156,048	5,439,833
Varonis Systems, Inc.*	166,145	9,932,148
		99,454,970
Specialty Retail — 4.2%
American Eagle Outfitters, Inc.	464,447	7,533,330
Children’s Place, Inc. (The)(a)	95,742	7,371,177
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Dick’s Sporting Goods, Inc.(a)	150,302	$ 6,133,825
Five Below, Inc.*	66,978	8,445,926
Tilly’s, Inc. (Class A Stock)	149,144	1,407,919
Urban Outfitters, Inc.*(a)	66,855	1,877,957
		32,770,134
Textiles, Apparel & Luxury Goods — 1.5%
Steven Madden Ltd.	321,159	11,494,281
Thrifts & Mortgage Finance — 1.8%
Essent Group Ltd.	99,708	4,753,080
LendingTree, Inc.*(a)	19,276	5,983,849
OceanFirst Financial Corp.	133,093	3,140,995
		13,877,924
Trading Companies & Distributors — 0.1%
H&E Equipment Services, Inc.(a)	24,007	692,842
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.*(a)	109,740	1,218,114

Total Common Stocks (cost $639,091,687)		753,587,481
Exchange-Traded Fund — 0.5%
iShares Russell 2000 Growth ETF(a)	21,000	4,047,330
(cost $4,189,617)

Total Long-Term Investments (cost $643,281,304)		757,634,811

Short-Term Investments — 33.6%
Affiliated Mutual Funds — 32.2%
PGIM Core Ultra Short Bond Fund(w)	7,707,604	7,707,604
PGIM Institutional Money Market Fund (cost $243,242,501; includes $242,764,476 of cash collateral for securities on loan)(b)(w)	243,186,923	243,211,242

Total Affiliated Mutual Funds (cost $250,950,105)		250,918,846
Unaffiliated Mutual Fund — 1.4%
BlackRock Liquidity FedFund	11,277,915	11,277,915
(cost $11,277,915)

Total Short-Term Investments (cost $262,228,020)		262,196,761

TOTAL INVESTMENTS—130.8% (cost $905,509,324)		1,019,831,572

Liabilities in excess of other assets — (30.8)%		(240,205,086)

Net Assets — 100.0%		$ 779,626,486

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership

A3

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $237,109,729; cash collateral of $242,764,476 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4